CONCENTRATION OF RISK - TOTAL REVENUE & TOTAL ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
CONCENTRATION OF RISK
Purchase from suppliers	¥ 156,390	$ 24,541	¥ 235,889	¥ 689,820
Total revenues	205,391	$ 32,230	335,337	¥ 918,628
Accounts receivables	¥ 39,649		¥ 66,159		$ 6,222
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of depreciation of the RMB against US$	(2.34%)	(2.34%)	(6.27%)	1.30%
Customer A
CONCENTRATION OF RISK
Accounts receivables			¥ 7,019
Customer B
CONCENTRATION OF RISK
Accounts receivables	¥ 15,113				2,372
Customer C
CONCENTRATION OF RISK
Accounts receivables	5,387		6,352		845
Customer D
CONCENTRATION OF RISK
Accounts receivables	5,012				786
Customer F
CONCENTRATION OF RISK
Accounts receivables			17,706
Revenues | Customer risk | Customer E
CONCENTRATION OF RISK
Total revenues				¥ 520,358
Revenues | Customer risk | Customer F
CONCENTRATION OF RISK
Total revenues			54,389
Revenues | Customer risk | Customer G
CONCENTRATION OF RISK
Total revenues	65,505	$ 10,279
Revenues | Customer risk | Customer H
CONCENTRATION OF RISK
Total revenues	20,774	3,260
Accounts receivables | Customer risk | Customer H
CONCENTRATION OF RISK
Accounts receivables	5,160				810
Purchases | Supplier risk | Supplier A
CONCENTRATION OF RISK
Purchase from suppliers				59,465
Purchases | Supplier risk | Supplier B
CONCENTRATION OF RISK
Purchase from suppliers			63,608	49,802
Purchases | Supplier risk | Supplier C
CONCENTRATION OF RISK
Purchase from suppliers				¥ 91,268
Purchases | Supplier risk | Supplier D
CONCENTRATION OF RISK
Purchase from suppliers			13,833
Purchases | Supplier risk | Supplier E
CONCENTRATION OF RISK
Purchase from suppliers			12,431
Purchases | Supplier risk | Supplier F
CONCENTRATION OF RISK
Purchase from suppliers	62,296	9,776
Purchases | Supplier risk | Supplier G
CONCENTRATION OF RISK
Purchase from suppliers	29,522	$ 4,633
Accounts payable | Supplier risk | Supplier B
CONCENTRATION OF RISK
Accounts payable	¥ 28,929		28,929		$ 4,540
Accounts payable | Supplier risk | Supplier D
CONCENTRATION OF RISK
Accounts payable			12,853
Accounts payable | Supplier risk | Supplier E
CONCENTRATION OF RISK
Accounts payable			¥ 6,290